Regulatory capital requirements - Minimum amounts and ratios to be categorized as well-capitalized (Details) - Basel III $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
BPPR
Regulatory Capital Requirements under Banking Regulations
Capital Required to be Well Capitalized	$ 2,263,032	$ 2,274,660
Capital Required to be Well Capitalized to Risk Weighted Assets	0.10	0.10
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 1,470,971	$ 1,478,529
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	0.065	0.065
Tier One Risk Based Capital Required to be Well Capitalized	$ 1,810,426	$ 1,819,728
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	0.08	0.08
Tier One Leverage Capital Required to be Well Capitalized	$ 3,201,254	$ 2,712,294
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	0.05	0.05
PB
Regulatory Capital Requirements under Banking Regulations
Capital Required to be Well Capitalized	$ 811,459	$ 739,976
Capital Required to be Well Capitalized to Risk Weighted Assets	0.10	0.10
Common Equity Tier 1 Based Capital Amount To Be Well Capitalized	$ 527,448	$ 480,985
Common Equity Tier 1 Based Capital Ratio To Be Well Capitalized	0.065	0.065
Tier One Risk Based Capital Required to be Well Capitalized	$ 649,167	$ 591,981
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	0.08	0.08
Tier One Leverage Capital Required to be Well Capitalized	$ 487,171	$ 482,106
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	0.05	0.05